American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP CAPITAL APPRECIATION FUND

Supplement dated August 28, 2007 * Prospectus dated May 1, 2007

THE FOLLOWING REPLACES SECTION THE FUND MANAGEMENT TEAM ON PAGE 9.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, rejoined the team that manages the fund in February 2007. He joined American Century in September
1990 and became a portfolio manager in June 1993. He has a bachelor's degree in business administration (management) and an MBA in finance from Texas Christian
University. He is a CFA charterholder.

DAVID M. HOLLOND

Mr. Hollond, Vice President and Portfolio Manager, has been a member of the team that manages the fund since February 2007. He joined American Century in 1998 and became a portfolio manager in March 2004. He has a bachelor's degree in
Russian and economics from Grinnell College, a master's degree in economics from the University of Wisconsin, a master's degree in international studies from the
University of Pennsylvania and an MBA in finance from The Wharton School at the
University of Pennsylvania.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56575 0708

American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

VP BALANCED FUND * VP CAPITAL APPRECIATION FUND * VP GLOBAL GROWTH FUND
VP GROWTH FUND * VP INCOME & GROWTH FUND * VP INTERNATIONAL FUND
VP LARGE COMPANY VALUE FUND * VP MID CAP VALUE FUND
VP ULTRA® FUND * VP VALUE FUND * VP VISTA(SM) FUND

Supplement dated August 28, 2007 * Statement of Additional Information dated May 1, 2007

THE FOLLOWING REPLACES THE OTHER ACCOUNTS MANAGED ENTRY FOR VP CAPITAL
APPRECIATION ON PAGE 51.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2006)
                                   REGISTERED                           OTHER ACCOUNTS
                                   INVESTMENT                           (E.G., SEPARATE
                                   COMPANIES                            ACCOUNTS AND
                                   (E.G., OTHER      OTHER POOLED       CORPORATE
                                   AMERICAN          INVESTMENT         ACCOUNTS,
                                   CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                   AND AMERICAN      COMMINGLED         INCUBATION
                                   CENTURY -         TRUSTS AND         STRATEGIES AND
                                   SUBADVISED        529 EDUCATION      CORPORATE
                                   FUNDS)            SAVINGS PLANS)     MONEY)
---------------------------------------------------------------------------------------
VP Capital Appreciation
---------------------------------------------------------------------------------------
Glenn          Number of Other     8                 0                  2
Fogle(1)       Accounts Managed
               Assets in Other     $5,473,849,891    N/A                $128,604,556
               Accounts Managed
---------------------------------------------------------------------------------------
David          Number of Other     8                 0                  2
Hollond(2)     Accounts Managed
               Assets in Other     $5,473,849,891    N/A                $128,604,556
               Accounts Managed
---------------------------------------------------------------------------------------

(1)  MR. FOGLE BECAME A PORTFOLIO MANAGER ON FEBRUARY 9, 2007. INFORMATION
     IS PROVIDED AS OF FEBRUARY 13, 2007.

(2)  MR. HOLLOND BECAME A PORTFOLIO MANAGER ON FEBRUARY 9, 2007.
     INFORMATION IS PROVIDED AS OF FEBRUARY 13, 2007.

THE FOLLOWING REPLACES THE OTHER ACCOUNTS MANAGED ENTRY FOR VP ULTRA ON PAGE
52.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2006)
                                REGISTERED                           OTHER ACCOUNTS
                                INVESTMENT                           (E.G., SEPARATE
                                COMPANIES                            ACCOUNTS AND
                                (E.G., OTHER      OTHER POOLED       CORPORATE
                                AMERICAN          INVESTMENT         ACCOUNTS,
                                CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                AND AMERICAN      COMMINGLED         INCUBATION
                                CENTURY -         TRUSTS AND         STRATEGIES AND
                                SUBADVISED        529 EDUCATION      CORPORATE
                                FUNDS)            SAVINGS PLANS)     MONEY)
-------------------------------------------------------------------------------------
VP Ultra
-------------------------------------------------------------------------------------
Steve       Number of Other     2                 0                  0
Lurito(1)   Accounts Managed
            -------------------------------------------------------------------------
            Assets in Other     $11,552,861,930   N/A                N/A
            Accounts Managed
-------------------------------------------------------------------------------------
Tom         Number of Other     3                 0                  0
Telford     Accounts Managed
            -------------------------------------------------------------------------
            Assets in Other     $15,484,696,523   N/A                N/A
            Accounts Managed
-------------------------------------------------------------------------------------

(1)  MR. LURITO BECAME A PORTFOLIO MANAGER FOR THE FUND ON AUGUST 6, 2007.
     INFORMATION IS PROVIDED AS OF AUGUST 10, 2007.

THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES SECTION PAGE 55.

As of December 31, 2006, the funds' most recent year end, none of the portfolio managers beneficially owned shares of the fund they manage. As of February 13,
2007, none of the portfolio managers of VP Capital Appreciation and VP Vista beneficially owned shares of the fund they manage. As of August 10, 2007, portfolio manager Steve Lurito did not beneficially own shares of VP Ultra.
American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee. However, because these portfolio managers serve on investment teams that oversee a number of funds in the same broad investment category, the portfolio manager is not required to invest in each such fund.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56576 0708